Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
2017 Tax Act provision		$ 1,914.0	$ 0.0
2017 Tax Act benefit	$ 313.3
2017 Tax Act, deferred taxes related to GILTI	$ 1,740.0
Domestic and Puerto Rican companies contribution	15.00%	16.00%	63.00%
Unrecognized tax benefits that would impact effective tax rate	$ 1,480.0	$ 657.1
Year under examination				2015	2014	2013	2012	2010
Settlements	33.2	2.4	$ 171.9
Cash payments of income taxes	1,076.7	221.5	686.4
Decrease in unrecognized tax benefits is reasonably possible	450.0
Income tax payment, anticipated	150.0
Income tax expense (benefit)	25.1	22.8	(63.8)
Accruals for the payment of interest and penalties	183.9	$ 155.0
Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	729.5
Operating loss carryforwards	773.2
Expiration in 9 Years
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	150.5
Designated Unusable | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	122.9
Designated Unusable | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	119.3
Designated Unusable | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	336.9
Deferred tax assets related to state net operating losses	99.7
Other state carryforwards	2.6
Expiration within 5 years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12.1
Expiration 5 to 20 Years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	462.2
No Expiration
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 298.9
Tax Years 2010-2012
Operating Loss Carryforwards [Line Items]
Settlements				$ 320.0
Cash payments of income taxes			150.0
Maximum
Operating Loss Carryforwards [Line Items]
Decrease in unrecognized tax benefits is reasonably possible			$ 140.0